K&L Gates LLP
State Street Financial Center
One Lincoln Street
Boston, MA  02111
Tel.:  (617) 951-9068
Fax.:  (617) 261-3175

April 5, 2013

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:	Eaton Vance Floating-Rate Income Plus Fund Registration Statement on Form N-2 (333- ; 811-22821)

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Eaton Vance Floating-Rate Income Plus Fund (the “Fund”), is a registration statement on Form N-2 relating to Registrant’s initial issuance of common shares of beneficial interest, par value $.01 per share (the “Registration Statement”).  The Fund has filed electronically a Notification of Registration on Form N-8A in conjunction with this filing.

The Fund is a newly-organized, closed-end management investment company, and the Registration Statement is being filed for the purpose of registering common shares of beneficial interest of the Fund.  The registration fee for purposes of the initial filing of $136.40 has been wired through the FEDWIRE system to the Securities and Exchange Commission’s (“SEC”) account at Mellon Bank.  The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

The Fund’s investment objective is to provide a high level of current income. The Fund will, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income.  The Fund will seek to achieve its investment objectives primarily by investing in senior, secured floating-rate loans.

Securities and Exchange Commission

The Fund desires to commence the public offering of its common shares as soon as possible and expects to begin circulating a “red herring” prospectus in May 2013. The appropriate legends are included on the cover pages of the prospectus and SAI.  It is expected that the Fund will file a pre-effective amendment responding to any comments and registering additional shares promptly after the resolution of any comments, along with a request for acceleration of effectiveness of the Registration Statement.

Questions should be directed to the undersigned at (617) 951-9068.

Sincerely, /s/ Trayne S. Wheeler Trayne S. Wheeler